UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2018

Natixis Loomis Sayles Short Duration Income ETF

Natixis Seeyond International Minimum Volatility ETF

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST
Christopher T. Harms
Clifton V. Rowe, CFA®
Kurt L. Wagner, CFA®
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

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Total Returns — June 30, 20183

		Inception 12/27/17	Expense Ratio[4]
	6 Months	Life of Fund	Gross	Net
NAV[1]	-0.17%	-0.09%	0.87%	0.38%
Market[1]	-0.05	0.03

Comparative Performance
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index[2]	0.08	0.12

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until December 28, 2017, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The Bloomberg Barclays 1-3 Year Government/Credit Bond Index is an unmanaged index which is a component of the US Government/Credit Bond Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Managers	NYSE Arca: MVIN
Frédéric Babu
Alexander J. Nary
Nicolas Just, CFA®
Juan-Sebastian Caicedo, CFA®
Ostrum Asset Management U.S., LLC (“Ostrum US” formerly, Natixis Asset Management U.S., LLC)

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

Average Annual Total Returns — June 30, 20183

			Inception 10/25/16	Expense Ratios[4]
	6 Months	1 Year	Life of Fund	Gross	Net
NAV[1]	-0.56%	5.61%	10.05%	1.76%	0.55%
Market[1]	-0.43	6.04	10.33

Comparative Performance
MSCI EAFE (Net)[2]	-2.75	6.84	13.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until October 27, 2016, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period from December 27, 2017 through June 30, 2018 for the Natixis Loomis Sayles Short Duration Income ETF and during the 12-month period ended June 30, 2018 for the Natixis Seeyond International Minimum Volatility ETF is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2018 through June 30, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Actual	$1,000.00	$998.30	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee futures results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	EXPENSES PAID DURING PERIOD* 1/1/2018 – 6/30/2018
Actual	$1,000.00	$994.40	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee futures results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. The Natixis Loomis Sayles Short Duration Income ETF was not included in the most recent annual review as the Fund’s initial board-approved investment advisory and sub-advisory agreements are effective until December 26, 2019.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser and sub-adviser, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory and sub-advisory fees and other expenses, including information comparing the Fund’s advisory fees to the fees charged by similarly categorized funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Fund, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution and trading of the Fund’s shares and the related costs, (iv) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and, (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory

7  |

and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered the resources dedicated to the Fund by the Advisers and their affiliates. The Trustees noted that although the Fund is relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources appropriate for the management of ETFs. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, L.P., whose affiliates provide investment advisory services to other funds in the Natixis family of mutual funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

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The Board noted that, through December 31, 2017, the Fund’s one-year net asset value performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Seeyond International Minimum Volatility Fund	79%	N/A	N/A

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third-party. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) the Fund’s more recent performance had shown improvement relative to its category.

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the performance of the Fund and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees also considered the fees charged to the Fund for advisory, sub-advisory and administrative services, as applicable, as well as the total expense level of the Fund. This information included comparisons (provided by an independent third party) of the Fund’s advisory fee and total expense level to those of its category group. In evaluating the Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees also considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and they considered the amounts waived or reimbursed by the Advisers for the Fund. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management

9  |

about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Fund’s management fee was not subject to breakpoints, the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Fund, the ability to offer an ETF in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees

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considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2019.

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Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 98.5% of Net Assets
	ABS Car Loan — 12.5%
$41,496	Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.530%, 3/16/2020	$41,390
160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	158,424
75,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021(a)	75,004
74,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021(a)	72,923
138,836	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	138,065
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A(a)	97,580
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	54,480
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	119,981
200,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	202,216
32,949	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A(a)	32,972
140,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022(a)	139,627
20,000	DT Auto Owner Trust, Series 18-2A, Class C, 3.670%, 3/15/2024, 144A	19,987
100,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.440%, 1/15/2021, 144A(a)	99,436
65,000	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A(a)	64,773
40,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	39,659
60,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	59,934
93,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	92,233
105,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A(a)	104,358
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	64,622
134,271	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	133,495
110,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	109,644
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	79,785
36,118	Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.460%, 2/18/2020	36,027
119,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A(a)	118,863
54,834	Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/2020(a)	54,820
40,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	39,679
30,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	29,937
57,178	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 3/16/2020(a)	56,907
110,000	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020, 144A(a)	109,664
20,000	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	20,002

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$150,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A(a)	$149,366
110,000	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	109,639
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	59,792

		2,785,284

	ABS Credit Card — 2.5%
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.414%, 1/21/2025(a)(b)	265,237
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	96,896
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	184,163

		546,296

	ABS Other — 1.4%
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	100,172
100,000	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	100,105
100,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	100,191

		300,468

	ABS Student Loan — 0.9%
118,150	Navient Private Education Refi Loan Trust 2018-A, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	117,211
91,793	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	90,555

		207,766

	Aerospace & Defense — 1.6%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	109,881
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	59,807
75,000	L3 Technologies, Inc., 3.850%, 6/15/2023	74,844
55,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	55,216
55,000	Textron, Inc., 7.250%, 10/01/2019	57,627

		357,375

	Agency Commercial Mortgage-Backed Securities — 0.3%
76,151	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.161%, 9/25/2022(a)(b)	76,162

	Automotive — 6.6%
110,000	American Honda Finance Corp., GMTN, 2.650%, 2/12/2021(a)	108,862
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020(a)	147,993
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	57,215
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	54,423
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	149,270
200,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	192,642

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$75,000	General Motors Financial Co., Inc., 3.550%, 4/09/2021	$74,757
75,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	74,982
85,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	83,207
120,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	118,006
110,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	107,314
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A	104,300
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	109,048
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020	59,450
25,000	Toyota Motor Credit Corp., GMTN, 2.700%, 1/11/2023	24,340

		1,465,809

	Banking — 18.3%
105,000	American Express Co., 3-month LIBOR + 0.650%, 2.969%, 2/27/2023(b)	104,790
110,000	American Express Co., 3.375%, 5/17/2021	110,131
180,000	American Express Credit Corp., MTN, 1.875%, 5/03/2019(a)	178,678
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	206,531
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022	109,962
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	69,720
150,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019(a)	148,379
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	49,168
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	97,250
110,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	108,316
75,000	Capital One Financial Corp., 3.300%, 10/30/2024	71,237
105,000	Capital One Financial Corp., 3.450%, 4/30/2021	104,758
230,000	Citigroup, Inc., 2.450%, 1/10/2020(a)	227,417
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	88,175
50,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	49,480
150,000	Deutsche Bank AG, 4.100%, 1/13/2026	139,361
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020	45,131
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.541%, 9/15/2020(a)(b)	228,377
110,000	HSBC USA, Inc., 2.000%, 8/07/2018(a)	109,940
65,000	Huntington Bancshares, Inc., 4.000%, 5/15/2025	65,191
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	242,822
85,000	JPMorgan Chase & Co., (fixed rate to 6/18/2021, variable rate thereafter), 3.514%, 6/18/2022	85,065
70,000	Macquarie Bank Ltd., 2.350%, 1/15/2019, 144A	69,827
120,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	115,821
55,000	Mitsubishi UFJ Financial Group, Inc., 3.455%, 3/02/2023(a)	54,527
235,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 3.155%, 2/14/2020(a)(b)	235,713
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(a)	157,576
100,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	98,528
125,000	State Street Corp., 1.950%, 5/19/2021(a)	121,098
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021	109,026
70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	68,202

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$110,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021(a)	$109,967
110,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021(a)	108,328
110,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	108,596
80,000	Westpac Banking Corp., 3.650%, 5/15/2023(a)	80,077

		4,077,165

	Brokerage — 0.5%
50,000	Ameriprise Financial, Inc., 7.300%, 6/28/2019	52,092
55,000	Charles Schwab Corp. (The), 3.850%, 5/21/2025	55,613

		107,705

	Building Materials — 1.3%
40,000	American Builders & Contractors Supply Co., Inc., 5.875%, 5/15/2026, 144A	39,350
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,475
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.979%, 5/22/2020(b)	120,293
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 2.950%, 3/01/2021(b)	110,180

		279,298

	Cable Satellite — 0.6%
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.500%, 2/01/2024	74,926
60,000	DISH DBS Corp., 5.875%, 7/15/2022	56,400

		131,326

	Chemicals — 0.9%
70,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	73,365
105,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	103,497
30,000	PPG Industries, Inc., 3.750%, 3/15/2028	29,540

		206,402

	Collateralized Mortgage Obligations — 6.9%
123,555	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)	123,500
861,105	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.167%, 10/20/2067(a)(b)	859,299
547,230	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.117%, 10/20/2064(a)(b)	546,143

		1,528,942

	Construction Machinery — 1.7%
155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020(a)	153,374
125,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020(a)	122,297
100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	99,266

		374,937

	Consumer Cyclical Services — 1.1%
130,000	eBay, Inc., 2.150%, 6/05/2020	127,726
110,000	Western Union Co. (The), 4.250%, 6/09/2023	109,633

		237,359

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Consumer Products — 0.1%
$30,000	Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026, 144A	$30,506

	Diversified Manufacturing — 1.0%
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	84,168
135,000	United Technologies Corp., 1.900%, 5/04/2020	132,417

		216,585

	Electric — 5.3%
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	64,983
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	126,824
105,000	DTE Energy Co., 1.500%, 10/01/2019	102,957
110,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023(a)	108,707
120,000	Edison International, 2.125%, 4/15/2020	117,658
70,000	Exelon Corp., 2.450%, 4/15/2021	68,029
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019(a)	127,720
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	69,479
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	114,122
70,000	PSEG Power LLC, 3.850%, 6/01/2023	69,679
90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	88,023
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	89,422
30,000	Southern California Edison Co., Series D, 3.400%, 6/01/2023	29,892

		1,177,495

	Finance Companies — 2.3%
110,000	Air Lease Corp., 2.500%, 3/01/2021	107,097
115,000	Ares Capital Corp., 3.625%, 1/19/2022	112,147
35,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	34,898
80,000	iStar, Inc., 4.625%, 9/15/2020	78,800
70,000	Navient Corp., 6.625%, 7/26/2021	71,904
25,000	Navient Corp., 6.750%, 6/15/2026	24,430
40,000	Springleaf Finance Corp., 5.250%, 12/15/2019	40,500
35,000	Springleaf Finance Corp., 7.125%, 3/15/2026	34,825

		504,601

	Financial Other — 0.5%
110,000	ORIX Corp., 2.900%, 7/18/2022	107,017

	Food & Beverage — 3.2%
100,000	Bacardi Ltd., 4.450%, 5/15/2025, 144A	99,659
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	49,938
95,000	Kellogg Co., 3.250%, 5/14/2021	94,893
85,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.923%, 2/10/2021(b)	85,098
110,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	109,672
45,000	Maple Escrow Subsidiary, Inc., 4.417%, 5/25/2025, 144A	45,224
105,000	Mondelez International, Inc., 3.000%, 5/07/2020	104,776
55,000	Mondelez International, Inc., 3.625%, 5/07/2023	54,813
80,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	76,800

		720,873

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Gaming — 0.6%
$80,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	$80,000
45,000	MGM Resorts International, 5.750%, 6/15/2025	44,930

		124,930

	Government Owned – No Guarantee — 0.3%
65,000	Petroleos Mexicanos, 6.375%, 2/04/2021	68,412

	Health Insurance — 0.5%
95,000	UnitedHealth Group, Inc., 1.700%, 2/15/2019(a)	94,377
15,000	UnitedHealth Group, Inc., 3.500%, 6/15/2023	15,018

		109,395

	Healthcare — 2.8%
110,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 3.211%, 12/29/2020(b)	110,180
120,000	Catholic Health Initiatives, 2.600%, 8/01/2018	120,001
70,000	CVS Health Corp., 2.250%, 12/05/2018	69,809
165,000	CVS Health Corp., 3.700%, 3/09/2023	164,163
45,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	42,975
20,000	McKesson Corp., 3.950%, 2/16/2028	19,333
100,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 3.076%, 3/19/2021(b)	100,169

		626,630

	Home Construction — 0.1%
25,000	William Lyon Homes, Inc., 6.000%, 9/01/2023, 144A	24,680

	Independent Energy — 1.0%
50,000	Apache Corp., 6.900%, 9/15/2018	50,356
80,000	Diamondback Energy, Inc., 5.375%, 5/31/2025, 144A	79,800
105,000	EQT Corp., 3.000%, 10/01/2022	101,141

		231,297

	Integrated Energy — 0.7%
150,000	BP Capital Markets PLC, 3-month LIBOR + 0.540%, 2.893%, 5/10/2019(a)(b)	150,554

	Life Insurance — 2.6%
80,000	American International Group, Inc., 3.300%, 3/01/2021	79,944
85,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/2023, 144A	84,330
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	114,681
75,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	75,001
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	117,823
115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 2.462%, 1/21/2020, 144A(a)(b)	115,039

		586,818

	Media Entertainment — 1.2%
45,000	21st Century Fox America, Inc., 6.900%, 3/01/2019	46,201
100,000	CBS Corp., 2.900%, 6/01/2023, 144A	95,127
130,000	Discovery Communications LLC, 2.950%, 3/20/2023	124,323

		265,651

	Metals & Mining — 0.3%
60,000	Commercial Metals Co., 5.750%, 4/15/2026, 144A	58,350

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Midstream — 2.6%
$80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	$79,042
130,000	Energy Transfer Partners LP, 9.700%, 3/15/2019	135,983
75,000	Enterprise Products Operating LLC, 2.800%, 2/15/2021	74,041
110,000	EQT Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	109,823
45,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	43,717
55,000	MPLX LP, 3.375%, 3/15/2023	53,787
80,000	ONEOK, Inc., 4.550%, 7/15/2028	80,703

		577,096

	Natural Gas — 0.6%
55,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	54,498
85,000	Sempra Energy, 1.625%, 10/07/2019	83,397

		137,895

	Oil Field Services — 0.1%
15,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	14,944

	Packaging — 0.2%
40,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	38,000

	Paper — 0.3%
75,000	WestRock Co., 3.750%, 3/15/2025, 144A	73,528

	Pharmaceuticals — 0.8%
45,000	Celgene Corp., 3.550%, 8/15/2022	44,658
140,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	137,800

		182,458

	Property & Casualty Insurance — 0.8%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.964%, 3/29/2023(b)	80,389
35,000	Assurant, Inc., 4.200%, 9/27/2023	34,978
50,000	Chubb INA Holdings, Inc., 5.900%, 6/15/2019	51,421

		166,788

	Railroads — 0.6%
50,000	Union Pacific Corp., 2.250%, 2/15/2019	49,866
85,000	Union Pacific Corp., 3.500%, 6/08/2023	85,058

		134,924

	Refining — 0.4%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 2.919%, 2/26/2021(b)	85,132

	REITs – Diversified — 0.5%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	119,063

	REITs – Health Care — 0.1%
30,000	Ventas Realty LP, 4.000%, 3/01/2028	28,972

	REITs – Mortgage — 0.2%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021, 144A	34,213

	REITs – Regional Malls — 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	121,282

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Restaurants — 0.2%
$40,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	$39,874

	Retailers — 1.2%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	105,724
55,000	Doller Tree, Inc., 3-month LIBOR + 0.700%, 3.055%, 4/17/2020(b)	55,112
110,000	Walmart, Inc., 3.400%, 6/26/2023	110,819

		271,655

	Technology — 5.5%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	89,559
140,000	Dell International LLC/EMC Corp., 3.480%, 6/01/2019, 144A	140,352
120,000	DXC Technology Co., 2.875%, 3/27/2020	119,140
40,000	Equifax, Inc., 3.950%, 6/15/2023	39,796
125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	120,357
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	102,575
130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	128,364
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	108,958
45,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	44,993
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	20,033
70,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	63,000
140,000	QUALCOMM, Inc., 2.100%, 5/20/2020(a)	139,886
20,000	Seagate Hdd Cayman, 4.875%, 3/01/2024	19,611
25,000	Trimble, Inc., 4.150%, 6/15/2023	24,920
70,000	Xerox Corp., 3.625%, 3/15/2023	67,165

		1,228,709

	Tobacco — 1.1%
140,000	BAT Capital Corp., 2.764%, 8/15/2022, 144A	134,246
110,000	Philip Morris International, Inc., 1.875%, 1/15/2019	109,508

		243,754

	Transportation Services — 0.7%
70,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.125%, 8/01/2023, 144A	70,210
15,000	Ryder System, Inc., MTN, 3.400%, 3/01/2023	14,813
65,000	Ryder System, Inc., Series MTN, 3.750%, 6/09/2023	64,949

		149,972

	Treasuries — 0.9%
200,000	U.S. Treasury Note, 2.625%, 5/15/2021	200,016

	Wireless — 0.3%
25,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	23,344
35,000	Vodafone Group PLC, 4.125%, 5/30/2025	34,867

		58,211

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Wirelines — 1.3%
$135,000	Orange S.A., 1.625%, 11/03/2019	$132,494
160,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.443%, 5/15/2025(b)	159,819

		292,313

	Total Bonds and Notes (Identified Cost $22,074,630)	21,884,887

	Total Investments — 98.5% (Identified Cost $22,074,630)	21,884,887
	Other assets less liabilities — 1.5%	342,236

	Net Assets — 100.0%	$22,227,123

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $4,999,176 or 22.5% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At June 30, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/28/2018	23	$4,884,667	$4,872,047	$(12,620)

At June 30, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/28/2018	23	$2,622,136	$2,613,195	$8,941
10 Year U.S. Treasury Note	9/19/2018	9	1,082,704	1,081,687	1,017

Total					$9,958

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Banking	18.3%
ABS Car Loan	12.5
Collateralized Mortgage Obligations	6.9
Automotive	6.6
Technology	5.5
Electric	5.3
Food & Beverage	3.2
Healthcare	2.8
Life Insurance	2.6
Midstream	2.6
ABS Credit Card	2.5
Finance Companies	2.3
Other Investments, less than 2% each	27.4

Total Investments	98.5
Other assets less liabilities (including futures contracts)	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks — 99.1%
	Australia — 7.4%
16,353	Amcor Ltd.	$174,107
89,712	Aurizon Holdings Ltd.	287,008
22,239	Brambles Ltd.	145,910
32,976	Medibank Private Ltd.	71,144
5,922	National Australia Bank Ltd.	119,932
7,443	Newcrest Mining Ltd.	119,884
17,055	Sonic Healthcare Ltd.	309,104
9,783	Woolworths Ltd.	220,604

		1,447,693

	Belgium — 0.5%
1,206	UCB S.A.	94,819

	Canada — 9.4%
8,541	BCE, Inc.	345,679
3,609	Emera, Inc.	117,424
513	Fairfax Financial Holdings Ltd.	287,283
6,210	Gildan Activewear, Inc.	174,812
4,014	Great-West Lifeco, Inc.	98,622
5,337	H&R Real Estate Investment Trust	81,630
2,565	Intact Financial Corp.	181,828
1,170	Onex Corp.	85,821
4,284	Open Text Corp.	150,687
8,991	TELUS Corp.	319,191

		1,842,977

	Denmark — 2.8%
7,227	Danske Bank AS	226,215
1,557	H Lundbeck AS	109,404
8,658	Tryg AS	203,239

		538,858

	France — 8.7%
2,547	Alstom S.A.	117,047
126	Dassault Aviation S.A.	240,086
126	Hermes International	77,057
918	Ingenico Group S.A.	82,529
1,962	Publicis Groupe S.A.	135,016
1,404	Teleperformance	248,017
4,689	Thales S.A.	604,127
3,312	Total S.A.	201,892

		1,705,771

	Germany — 2.6%
612	Hannover Rueck SE	76,313
9,441	K&S AG	233,133
1,413	OSRAM Licht AG	57,741
5,967	TUI AG	130,971

		498,158

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Hong Kong — 5.0%
9,000	CLP Holdings Ltd.	$96,935
10,800	Dairy Farm International Holdings Ltd.	94,176
279,000	HKT Trust & HKT Ltd.	356,332
42,680	Hong Kong & China Gas Co. Ltd.	81,710
1,600	Jardine Matheson Holdings Ltd.	100,960
306,000	PCCW Ltd.	172,396
14,400	Techtronic Industries Co. Ltd.	80,301

		982,810

	Ireland — 1.5%
1,368	Kerry Group PLC, Series A	143,110
1,368	Paddy Power Betfair PLC	149,906

		293,016

	Israel — 5.3%
3,159	Azrieli Group Ltd.	156,546
35,316	Bank Hapoalim BM	238,781
28,260	Bank Leumi Le-Israel BM	166,755
69,975	Bezeq The Israeli Telecommunication Corp. Ltd.	78,682
11,538	Mizrahi Tefahot Bank Ltd.	211,719
1,764	Nice Ltd., Sponsored ADR(a)	183,050

		1,035,533

	Italy — 1.7%
3,906	Luxottica Group SpA	252,011
40,266	UnipolSai Assicurazioni SpA	88,971

		340,982

	Japan — 26.6%
5,400	Aozora Bank Ltd.	205,489
18,900	Astellas Pharma, Inc.	288,197
2,700	Benesse Holdings, Inc.	95,797
5,400	Dai-ichi Life Holdings, Inc.	96,334
99	Daiwa House REIT Investment Corp.	234,976
6,300	FUJIFILM Holdings Corp.	246,051
2,700	Honda Motor Co. Ltd.	79,295
10,800	Japan Airlines Co. Ltd.	382,995
27	Japan Prime Realty Investment Corp.	98,113
45	Japan Real Estate Investment Corp.	238,071
54	Japan Retail Fund Investment Corp.	97,309
2,700	Kintetsu Group Holdings Co. Ltd.	110,179
10,800	Mitsubishi Motors Corp.	86,096
15,300	Mitsubishi Tanabe Pharma Corp.	264,381
113,400	Mizuho Financial Group, Inc.	190,937
9,000	Nagoya Railroad Co. Ltd.	232,384
4,500	NEC Corp.	123,505
27	Nippon Building Fund, Inc.	155,762
90	Nippon Prologis REIT, Inc.	186,720
1,800	Nippon Telegraph & Telephone Corp.	81,838
25,200	Nissan Motor Co. Ltd.	245,254

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Japan — continued
10,800	NTT DOCOMO, Inc.	$275,204
9,000	Obayashi Corp.	93,685
4,500	Ono Pharmaceutical Co. Ltd.	105,507
900	Oriental Land Co. Ltd.	94,457
12,600	Park24 Co. Ltd.	342,969
900	Shimamura Co. Ltd.	79,222
9,000	Sony Financial Holdings, Inc.	171,931
1,800	Toyota Motor Corp.	116,517
16,200	Yamada Denki Co. Ltd.	80,587
9,000	Yamaguchi Financial Group, Inc.	101,404

		5,201,166

	Luxembourg — 0.5%
1,332	RTL Group S.A.	90,356

	Netherlands — 5.0%
7,200	AerCap Holdings NV(a)	389,880
8,217	Koninklijke Ahold Delhaize NV	196,720
5,184	NN Group NV	210,872
5,229	Royal Dutch Shell PLC, A Shares	181,495

		978,967

	New Zealand — 3.2%
11,385	Fisher & Paykel Healthcare Corp. Ltd., Class C	114,775
40,878	Meridian Energy Ltd.	86,351
165,645	Spark New Zealand Ltd.	418,319

		619,445

	Singapore — 5.1%
214,586	CapitaLand Mall Trust	325,774
71,100	SATS Ltd.	260,726
27,000	Singapore Airlines Ltd.	211,683
58,400	Singapore Telecommunications Ltd.	131,919
7,300	Singapore Telecommunications Ltd.	16,490
45,000	StarHub Ltd.	54,786

		1,001,378

	Switzerland — 6.8%
531	Baloise Holding AG, (Registered)	77,167
27	Chocoladefabriken Lindt & Spruengli AG	174,843
189	EMS-Chemie Holding AG, (Registered)	121,153
3,420	Nestle S.A., (Registered)	264,865
423	Partners Group Holding AG	309,917
1,107	Swiss Prime Site AG, (Registered)	101,620
1,161	Swiss Re AG	100,204
189	Swisscom AG, (Registered)	84,360
342	Zurich Insurance Group AG	101,296

		1,335,425

	United Kingdom — 7.0%
4,986	Carnival PLC	286,153

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
12,708	Coca-Cola European Partners PLC	$516,453
10,134	Compass Group PLC	216,546
4,698	RELX PLC	100,636
28,458	RSA Insurance Group PLC	255,262

		1,375,050

	Total Common Stocks (Identified Cost $19,182,377)	19,382,404

Principal Amount
Short-Term Investments — 1.3%
$260,727	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $260,751 on 7/02/2018 collateralized by $270,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $266,123 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $260,727)	260,727

	Total Investments — 100.4% (Identified Cost $19,443,104)	19,643,131
	Other assets less liabilities — (0.4)%	(85,052)

	Net Assets — 100.0%	$19,558,079

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2018 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Industry Summary at June 30, 2018 (Unaudited)

Insurance	10.3%
Diversified Telecommunication Services	10.2
Banks	7.5
Hotels, Restaurants & Leisure	4.6
Pharmaceuticals	4.4
Aerospace & Defense	4.3
Road & Rail	3.3
Airlines	3.1
Food Products	3.0
REITs - Office Property	2.9
Automobiles	2.7
Beverages	2.6
Food & Staples Retailing	2.6
Textiles, Apparel & Luxury Goods	2.6
Commercial Services & Supplies	2.4
REITs - Shopping Centers	2.1
Trading Companies & Distributors	2.0
Other Investments, less than 2% each	28.5
Short-Term Investments	1.3

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

Japanese Yen	26.6%
Euro	16.1
Canadian Dollar	9.4
United States Dollar	7.8
Australian Dollar	7.4
Swiss Franc	6.8
British Pound	6.8
Singapore Dollar	5.1
Israeli Shekel	4.4
Hong Kong Dollar	4.0
New Zealand Dollar	3.2
Danish Krone	2.8

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

June 30, 2018 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
ASSETS
Investments at cost	$22,074,630	$19,443,104
Net unrealized appreciation (depreciation)	(189,743)	200,027

Investments at value	21,884,887	19,643,131
Cash	358,155	—
Due from brokers (Note 2)	25,000	—
Receivable from investment adviser (Note 6)	8,803	7,781
Receivable for securities sold	72,944	463,480
Dividends and interest receivable	127,405	23,348
Tax reclaims receivable	—	24,560
Prepaid expenses (Note 7)	16	14

TOTAL ASSETS	22,477,210	20,162,314

LIABILITIES
Payable for securities purchased	199,551	316,899
Foreign currency payable to custodian bank (Note 8)	—	213,905
Payable for variation margin on futures contracts (Note 2)	219	—
Deferred Trustees’ fees (Note 6)	2,191	8,067
Administrative fees payable (Note 6)	815	737
Other accounts payable and accrued expenses	47,311	64,627

TOTAL LIABILITIES	250,087	604,235

NET ASSETS	$22,227,123	$19,558,079

NET ASSETS CONSIST OF:
Paid-in capital	$22,510,120	$18,482,347
Distributions in excess of net investment income	(4,604)	(43,885)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(85,988)	920,957
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(192,405)	198,660

NET ASSETS	$22,227,123	$19,558,079

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$22,227,123	$19,558,079

Shares of beneficial interest	900,000	450,000

Net asset value, offering and redemption price per share	$24.70	$43.46

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
INVESTMENT INCOME
Interest	$286,641	$340
Dividends	—	366,586
Less net foreign taxes withheld	—	(41,525)

	286,641	325,401

Expenses
Management fees (Note 6)	32,901	47,560
Administrative fees (Note 6)	4,867	4,221
Trustees’ fees and expenses (Note 6)	8,088	8,776
Audit and tax services fees	20,733	20,732
Custodian fees and expenses	24,407	24,529
Legal fees	11,317	22,441
Registration fees	173	20
Shareholder reporting expenses	627	9,719
Miscellaneous expenses	21,477	17,918

Total expenses	124,590	155,916
Less waiver and/or expense reimbursement (Note 6)	(82,915)	(103,601)

Net expenses	41,675	52,315

Net investment income	244,966	273,086

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(75,963)	927,511
Futures contracts	(10,025)	—
Foreign currency transactions (Note 2c)	—	(645)
Net change in unrealized appreciation (depreciation) on:
Investments	(194,823)	(1,311,928)
Futures contracts	(2,662)	—
Foreign currency translations (Note 2c)	—	(3,270)

Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(283,473)	(388,332)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,507)	$(115,246)

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017(a)
FROM OPERATIONS:
Net investment income (loss)	$244,966	$(153)
Net realized gain (loss) on investments and futures contracts	(85,988)	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(197,485)	5,080

Net increase (decrease) in net assets resulting from operations	(38,507)	4,927

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(249,570)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	2,499,511	20,010,762

Net increase in net assets	2,211,434	20,015,689
NET ASSETS
Beginning of the period	20,015,689	—

End of the period	$22,227,123	$20,015,689

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(4,604)	$—

(a)	From commencement of operations on December 27, 2017 through December 31, 2017.

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets (continued)

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$273,086	$304,789
Net realized gain on investments and foreign currency transactions	926,866	817,491
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,315,198)	1,910,895

Net increase (decrease) in net assets resulting from operations	(115,246)	3,033,175

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(291,510)	(337,960)
Net realized capital gains	(10,080)	(702,760)

Total distributions	(301,590)	(1,040,720)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	2,223,805	2,294,815

Net increase in net assets	1,806,969	4,287,270
NET ASSETS
Beginning of the period	17,751,110	13,463,840

End of the period	$19,558,079	$17,751,110

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(43,885)	$(25,461)

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2018 (Unaudited)	Period Ended December 31, 2017*
Net asset value, beginning of the period	$25.02	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.27	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.31)	0.02

Total from Investment Operations	(0.04)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	—

Net asset value, end of the period	$24.70	$25.02

Total return(c)	(0.17)%	0.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,227	$20,016
Net expenses(d)(e)	0.38%	0.38%
Gross expenses(d)	1.14%	14.21%
Net investment income (loss)(d)	2.23%	(0.09)%
Portfolio turnover rate(f)	127%	0%

*	From commencement of operations on December 27, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/ reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.

(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$44.38		$38.47	$39.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.64		0.85	0.11
Net realized and unrealized gain (loss)	(0.89)		7.66	(1.43)

Total from Investment Operations	(0.25)		8.51	(1.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)		(0.84)	(0.12)
Net realized capital gains	(0.02)		(1.76)	—

Total Distributions	(0.67)		(2.60)	(0.12)

Net asset value, end of the period	$43.46		$44.38	$38.47

Total return(b)	(0.56	)%(c)	22.17%	(3.31	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,558		$17,751	$13,464
Net expenses(d)	0.55	%(e)	0.55%	0.55	%(e)
Gross expenses	1.64	%(e)	1.76%	2.61	%(e)
Net investment income	2.87	%(e)	1.96%	1.49	%(e)
Portfolio turnover rate(f)	50%		93%	20%

*	From commencement of operations on October 25, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/ reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.  Organization.  Natixis ETF Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Loomis Sayles Short Duration Income ETF (the “Short Duration Income ETF”)

Natixis Seeyond International Minimum Volatility ETF (the “International Minimum Volatility ETF”)

Each Fund is a diversified investment company.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or

33  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an

|  34

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,”

35  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax return for the prior fiscal periods remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and

|  36

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, partnership basis adjustments and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended (period ended for Short Duration Income ETF) December 31, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$—	$—	$—
International Minimum Volatility ETF	789,280	251,440	1,040,720

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

37  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Short Duration Income ETF	International Minimum Volatility ETF
Federal tax cost	$22,092,284	$19,443,104

Gross tax appreciation	$19,502	$927,747
Gross tax depreciation	(229,561)	(727,720)

Net tax appreciation (depreciation)	$(210,059)	$200,027

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

g.  Repurchase Agreements.  The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, International Minimum Volatility ETF, had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Short Duration Income ETF represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

|  38

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018, at value:

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$21,884,887	$—	$21,884,887
Futures Contracts (unrealized appreciation)	9,958	—	—	9,958

Total	$9,958	$21,884,887	$—	$21,894,845

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(12,620)	$—	$—	$(12,620)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

39  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

International Minimum Volatility ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,382,404	$—	$—	$19,382,404
Short-Term Investments	—	260,727	—	260,727

Total	$19,382,404	$260,727	$—	$19,643,131

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2018, Short Duration Income ETF used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$9,958

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(12,620)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  40

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2018 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(10,025)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(2,662)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2018:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	27.57%
Highest Notional Amount Outstanding	38.54%
Lowest Notional Amount Outstanding	4.45%
Notional Amount Outstanding as of June 30, 2018	38.54%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in

41  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Short Duration Income ETF	$25,000	$25,000

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2018, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration Income ETF	$3,446,357	$22,186,623	$26,436,300	$4,879,372
International Minimum Volatility ETF	—	—	9,584,377	9,721,235

For the six months ended June 30, 2018, in-kind transactions were as follows:

Fund	In-Kind Purchases
International Minimum Volatility ETF	$2,204,678

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis, which is part of Natixis Investment Managers an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Short Duration Income ETF	0.30%
International Minimum Volatility ETF	0.50%

|  42

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Short Duration Income ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
International Minimum Volatility ETF	Ostrum Asset Management U.S., LLC (“Ostrum US”) (formerly, Natixis Asset Management U.S., LLC (“Natixis AM US”))

Ostrum US is a subsidiary of Ostrum Asset Management, which is in turn a subsidiary of Natixis Investment Managers.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Subadviser	Percentage of Average Daily Net Assets
Short Duration Income ETF	Loomis Sayles	0.15%
International Minimum Volatility ETF	Ostrum US	0.30%

Payments to Natixis Advisors are reduced by the amount of payments to the subadvisers, as calculated based on above.

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.38%
International Minimum Volatility ETF	0.55%

43  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below a Fund’s expense limits, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2018, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Short Duration Income ETF	$32,901	$32,901	$—	0.30%	—
International Minimum Volatility ETF	47,560	47,560	—	0.50%	—

[1]	Management fee waiver is subject to possible recovery until December 31, 2019.

For the six months ended June 30, 2018, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Short Duration Income ETF	$50,014
International Minimum Volatility ETF	56,041

[2]	Expense reimbursement is subject to possible recovery until December 31, 2019.

No expenses were recovered during the six months ended June 30, 2018 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and subcontracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Funds pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

|  44

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Short Duration Income ETF	$4,867
International Minimum Volatility ETF	4,221

Effective July 1, 2018, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

c.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF

45  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

d.  Affiliated Ownership.  As of June 30, 2018, Natixis held shares of the Short Duration Income ETF and International Minimum Volatility ETF representing 89.90% and 59.46%, respectively, of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2018, none of the Funds had borrowings under this agreement.

8.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At June 30, 2018, the Fund had payables to the custodian bank for overdrafts as follows:

Foreign currency at value
International Minimum Volatility ETF	$213,905

9.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized

|  46

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

b.  Foreign Securities Risk.  Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Funds may trade on foreign exchanges that are closed when the securities exchange on which the Funds’ shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Funds’ quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

c.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

d.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

e.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met.

10.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 100,000 shares for Short Duration Income ETF and 50,000 shares for International Minimum Volatility ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

47  |

Notes to Financial Statements (continued)

June 30, 2018 (Unaudited)

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statement of Changes in Net Assets.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2018		Period Ended December 31, 2017(a)
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	100,000	$2,499,511	800,000	$20,010,762

Increase (decrease) from capital share transactions	100,000	$2,499,511	800,000	$20,010,762

(a)	From commencement of operations on December 27, 2017 through December 31, 2017.

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
International Minimum Volatility ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	50,000	$2,223,805	50,000	$2,294,815

Increase (decrease) from capital share transactions	50,000	$2,223,805	50,000	$2,294,815

|  48

Other Information

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE. Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The frequency distribution of discounts and premiums, as stated in days, for the period from the beginning of secondary market trading on October 27, 2016 through June 30, 2018 for the International Minimum Volatility ETF is as follows:

Market Price Above NAV (Premium)				Market Price Below NAV (Discount)
0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%	1.50 - <2.00%	0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%	1.50 - <2.00%
261	61	4	1	88	5	—	1

The frequency distribution of discounts and premiums, as stated in days, for the period from the beginning of secondary market trading on December 28, 2017 through June 30, 2018 for the Short Duration Income ETF is as follows:

Market Price Above NAV (Premium)			Market Price Below NAV (Discount)
0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%	0.00 - <0.50%	0.50 - <1.00%	1.00 - <1.50%
126	1	—	—	—	—

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

Information regarding premium/discount history on a daily basis is available from the Natixis Funds’ website.

49  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018